Note 8 - Other Comprehensive Income and Accumulated Other Comprehensive Income (Details) - Changes in the Components of AOCI (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Note 8 - Other Comprehensive Income and Accumulated Other Comprehensive Income (Details) - Changes in the Components of AOCI [Line Items]
Balance, beginning of period	$ 804,293	$ 1,091,462	$ 1,091,462	$ 98,174
Other comprehensive income before reclassifications	(2,869,839)	474,405
Amounts reclassified from accumulated other comprehensive income	0	0
Other comprehensive incme	(2,869,839)	474,405	(287,169)	993,288
Balance, end of period	(2,065,546)	1,565,867	804,293	1,091,462
Unrealized Holding Gains (Losses) On Securities [Member]
Note 8 - Other Comprehensive Income and Accumulated Other Comprehensive Income (Details) - Changes in the Components of AOCI [Line Items]
Balance, beginning of period	1,235,204	1,530,078	1,530,078
Other comprehensive income before reclassifications	(2,947,683)	468,628
Amounts reclassified from accumulated other comprehensive income	0	0
Other comprehensive incme	(2,947,683)	468,628
Balance, end of period	(1,712,479)	1,998,706
Unrealized Impairment Loss on Held to Maturity Security [Member]
Note 8 - Other Comprehensive Income and Accumulated Other Comprehensive Income (Details) - Changes in the Components of AOCI [Line Items]
Balance, beginning of period	(330,623)	(330,623)	(330,623)
Other comprehensive income before reclassifications	0	0
Amounts reclassified from accumulated other comprehensive income	0	0
Other comprehensive incme	0	0
Balance, end of period	(330,673)	(330,623)
Unfunded Pension Liability [Member]
Note 8 - Other Comprehensive Income and Accumulated Other Comprehensive Income (Details) - Changes in the Components of AOCI [Line Items]
Balance, beginning of period	(100,288)	(107,993)	(107,993)
Other comprehensive income before reclassifications	77,844	5,777
Amounts reclassified from accumulated other comprehensive income	0	0
Other comprehensive incme	77,844	5,777
Balance, end of period	$ (22,444)	$ (162,216)